Inventories, Net (Components Of Net Inventories) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory, Net [Abstract]
Materials and supplies	$ 130.8	$ 116.8
Work in process	105.6	101.0
Finished products	463.5	483.8
Inventories, net	699.9	701.6
Percentage of LIFO Inventory	53.30%	52.00%
Inventory, LIFO Reserve	41.9	30.1
Effect of LIFO Inventory Liquidation on Income	$ (0.5)	$ 8.7	$ 16.9